Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Cash and balances at central banks	$ 267,674		$ 285,868		$ 327,002
Due from and placements with banks and other financial institutions	102,039		112,902
Loans and advances to customers	930,658		938,535		923,561
Other financial assets	11,397		14,186
Total assets	3,017,048		3,038,677		2,949,286
Due to and placements from banks and other financial institutions	73,997		73,163
Customer accounts	1,654,955		1,611,647		1,570,303
Other liabilities	19,052		21,834
Total liabilities	2,824,775		2,846,067
Total equity	$ 192,273		$ 192,610		$ 185,197	$ 196,318
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		$ 99,663		$ 112,800
Due from and placements with banks and other financial institutions		122,607		100,464
Loans and advances to customers		1,128,603		1,087,613
Other financial assets		587,721		587,949
Other assets		61,086		59,215
Total assets		1,999,680		1,948,041
Due to and placements from banks and other financial institutions		326,742		292,065
Customer accounts		1,195,590		1,216,611
Other financial liabilities		282,894		251,246
Other liabilities		38,082		36,766
Total liabilities		1,843,308		1,796,698
Total equity		$ 156,372		$ 151,343